ALLEGIANT FUNDS

        Supplement dated January 11, 2006 to the Statement of Additional
           Information dated October 1, 2005, previously supplemented.

       This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

THE FOLLOWING SECTION SUPPLEMENTS THE INFORMATION UNDER THE HEADING "PORTFOLIO MANAGERS - OTHER ACCOUNTS MANAGED" FOUND ON PAGE 104 OF THE STATEMENT OF ADDITIONAL INFORMATION.

         On November 1, 2005, Andrew Shipman, CFA joined the Value Equity Investment Management Team. The following table provides information about funds and accounts, other than the Funds, for which Mr. Shipman is primarily responsible for the day-to-day portfolio management as of December 31, 2005:


---------------------------------------------------------------------------------------------------
                                                                 # of Accounts      Total Assets
                                         Total # of               Managed with    with Performance-
                             Type of       Accounts    Total    Performance-Based      Based
Name of Portfolio Manager    Accounts      Managed     Assets      Advisory Fee     Advisory Fee
---------------------------------------------------------------------------------------------------
ANDREW SHIPMAN, CFA
  Portfolio Manager, Value  Registered
  Equity Investment         Investment       0          $0             0                $0
  Management Team           Companies:
--------------------------------------------------------------------------------------------------
                           Other Pooled
                            Investment       0          $0             0                $0
                             Vehicles
--------------------------------------------------------------------------------------------------
                          Other Accounts:   23     $219,097,194        0                $0
--------------------------------------------------------------------------------------------------


THE FOLLOWING SENTENCE SUPPLEMENTS THE INFORMATION UNDER THE HEADING "PORTFOLIO MANAGERS - OWNERSHIP OF SECURITIES" FOUND ON PAGE 112 OF THE STATEMENT OF ADDITIONAL INFORMATION.

         As of December 31, 2005, Andrew Shipman, CFA did not own any shares of the Large Cap Value Fund.





          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE